Credit Card Receivables (Details) - Credit card receivables - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Credit Card Receivables
Credit card receivables, gross of allowance for credit losses	$ 17,931	$ 19,083
Unites States
Credit Card Receivables
Credit card receivables, gross of allowance for credit losses	8,084	7,470
Canada
Credit Card Receivables
Credit card receivables, gross of allowance for credit losses	$ 9,847	$ 11,613